Summary of Significant Accounting and Reporting Policies (Details) - USD ($)						1 Months Ended					3 Months Ended								6 Months Ended	12 Months Ended
		Sep. 21, 2015	Sep. 16, 2015	May. 12, 2015	Jul. 01, 2014	Aug. 31, 2015	May. 31, 2015	Feb. 28, 2015	Dec. 31, 2014	Nov. 30, 2014	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Contingent rental revenues																				$ 257,000,000		$ 126,000,000		$ 98,000,000
Revenue											$ 81,000,000	$ 97,000,000	$ 99,000,000	$ 71,000,000	$ 57,000,000	$ 37,000,000	$ 43,000,000	$ 42,000,000		348,000,000	[1]	179,000,000	[1]	131,000,000	[1]
Revenue related to the amortization of intangible liabilities																				1,000,000		1,000,000		1,000,000
Revenue Related to the Sale of State Tax Credits																				2,000,000		2,000,000		3,000,000
Distributions to unitholders										$ 4,000,000									$ 4,000,000 [2]
Common units sold to the public					18,687,500
Public sale of common units	[2]																		438,000,000
Harmonized sales tax receivable									$ 0		0				5,000,000				0	0		5,000,000
Harmonized sales tax payable									2,000,000		2,000,000				2,000,000				2,000,000	2,000,000		2,000,000
CITC									678,000,000		678,000,000				531,000,000				678,000,000	678,000,000		531,000,000
CITC receivable									0		0				180,000,000				0	0		180,000,000
Capitalized development costs									1,000,000		1,000,000				9,000,000				1,000,000	1,000,000		9,000,000
Property, plant and equipment - net	[3]								3,276,000,000		3,276,000,000				2,106,000,000				3,276,000,000	3,276,000,000		2,106,000,000
Restricted cash	[3]								82,000,000		82,000,000				2,000,000				82,000,000	82,000,000		2,000,000
Restricted cash, CITC									22,000,000		22,000,000								22,000,000	22,000,000
Restricted cash, noncurrent									3,000,000		3,000,000				2,000,000				3,000,000	3,000,000		2,000,000
Spare parts inventories									10,000,000		10,000,000				5,000,000				10,000,000	10,000,000		5,000,000
Deferred financing costs									10,000,000		10,000,000				6,000,000				10,000,000	10,000,000		6,000,000		44,000,000
Deferred financing costs related to IPO									2,000,000		2,000,000								2,000,000	2,000,000
Deferred financing costs, net									42,000,000		42,000,000				39,000,000				42,000,000	42,000,000		39,000,000
Amortization of deferred financing costs	[4]																			6,000,000		4,000,000		2,000,000
Accretion expense																				1,000,000		1,000,000		1,000,000
Asset retirement obligations									$ 8,000,000		8,000,000				11,000,000				8,000,000	8,000,000		11,000,000
Proceeds from sale of differential membership interests	[4]																			428,000,000		0		0
Deferral related to differential membership interests																				1,000,000
Period of receiving economic benefits									10 years
Deferral related to differential membership interests - VIE	[3]								$ 428,000,000		428,000,000				0				428,000,000	428,000,000		0
Investments in equity method investees - VIEs	[3]								19,000,000		19,000,000				7,000,000				19,000,000	19,000,000		7,000,000
Foreign Countries [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue																				88,000,000		51,000,000		26,000,000
Property, plant and equipment - net									$ 692,000,000		$ 692,000,000				626,000,000				$ 692,000,000	$ 692,000,000		$ 626,000,000
Minimum [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Common unit sales price, per share									$ 28.95		$ 28.95	$ 31.90	$ 31.32						$ 28.95	$ 28.95
Useful life of property, plant, and equipment																				3 years
Maximum [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Common unit sales price, per share									$ 38.81		$ 38.81	$ 37.99	$ 33.90						$ 38.81	$ 38.81
Useful life of property, plant, and equipment																				30 years
PG&E [Member] | Revenue [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Percentage of consolidated revenue, by customer																				36.00%
IESO [Member] | Revenue [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Percentage of consolidated revenue, by customer																				25.00%
NextEra Energy Partner GP [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total equity interest									$ 10,000		$ 10,000								$ 10,000	$ 10,000
Subsidiaries of NEER [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Proceeds from sale of differential membership interests									0
Subsequent Event [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total equity interest		$ 0.226		$ 0.222
Distributions to unitholders						$ 5,000,000	$ 4,000,000	$ 4,000,000
Common units sold in private placement				2,594,948
Common unit purchase price				$ 109,000,000
Common units sold to the public			8,000,000
Public sale of common units			$ 208,000,000
Power-generation assets [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Useful life of property, plant, and equipment																				30 years
Power-generation assets [Member] | Minimum [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Useful life of property, plant, and equipment																				5 years		5 years
Power-generation assets [Member] | Maximum [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Useful life of property, plant, and equipment																				30 years		30 years
Construction work in progress [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Interest capitalized during period																				$ 4,000,000		$ 30,000,000		$ 15,000,000
Genesis [Member] | Power-generation assets [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
CITC receivable															180,000,000							180,000,000
CITC receivable collected																				177,000,000
Addition to property, plant, and equipment																				3,000,000
Palo Duro WInd Project Holdings, LLC [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Restricted cash									55,000,000		55,000,000								55,000,000	55,000,000
Variable Interest Entity [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment - net	[3]								722,000,000		722,000,000				0				722,000,000	722,000,000		0
Restricted cash	[3]								55,000,000		55,000,000				$ 0				55,000,000	55,000,000		$ 0
Variable Interest Entity [Member] | Palo Duro WInd Project Holdings, LLC [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment - net									812,000,000		812,000,000								812,000,000	812,000,000
Deferral related to differential membership interests - VIE									$ 555,000,000		$ 555,000,000								$ 555,000,000	$ 555,000,000
Private Placement [Member] | Subsequent Event [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Common unit sales price, per share				$ 41.87
Fees and expenses related to offering				$ 3,000,000
Public Offering [Member] | Subsequent Event [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Common unit sales price, per share			$ 26.00
Fees and expenses related to offering			$ 5,000,000
Over-Allotment Option [Member] | Subsequent Event [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Public sale of common units, number of units		375,907	1,200,000
Term Loan [Member] | Subsequent Event [Member] | Subsidiary of NEP [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Credit facility, maximum borrowing capacity							$ 313,000,000
Repayment of term loan			$ 110,000,000
Common Class A [Member] | Subsequent Event [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Proceeds from sale of common units			$ 702,000,000
Subsidiary of NEE [Member] | Common Class A [Member] | Subsequent Event [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Public sale of common units, number of units			27,000,000

[1]	Prior-period financial information has been retrospectively adjusted as discussed in Note 2 - Basis of Presentation.
[2]	Prior-period financial information has been retrospectively adjusted as discussed in Note 2 - Basis of Presentation.
[3]	Prior-period financial information has been retrospectively adjusted as discussed in Note 2 - Basis of Presentation.
[4]	Prior-period financial information has been retrospectively adjusted as discussed in Note 2 - Basis of Presentation.